HEDGE ACCOUNTING - Cash flow hedges (Details) - Cash flow hedges $ in Millions	Dec. 31, 2018 COP ($) item	Dec. 31, 2017 COP ($) item
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Income in U.S. dollars forecasted | $	$ 120,265	$ 41,614
Notional amount contracts forward U.S. dollars | item	120,265	41,614
% hedged	100.00%	100.00%
Fair value in Colombian pesos | $	$ (13,414)	$ 4,303
# of contracts | item	1,470	468